Significant accounting judgments, estimates and assessments	6 Months Ended
Jun. 30, 2026
Significant Accounting Judgments Estimates And Assessments [Abstract]
Significant accounting judgments, estimates and assessments

Note 3. Significant Accounting Judgments, Estimates and Assessments

In preparing these interim condensed consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation and uncertainty were the same as those applied to the consolidated financial statements for the year ended December 31, 2025.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectation of future events.